Financial instruments - fair values and risk management - Contractual maturities of financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments - fair values and risk management
Carrying amounts - non-derivative financial liabilities	$ 29,134	$ 31,708	$ 28,507
Contractual cash flows - non-derivative financial liabilities	29,147	31,704	28,515
Carrying amounts - derivative financial liabilities	30,675	40,510	22,029
Contractual cash flows - derivative financial liabilities	0	40,510
3 months or less
Financial instruments - fair values and risk management
Contractual cash flows - non-derivative financial liabilities	28,314	30,830	26,886
Contractual cash flows - derivative financial liabilities	0
Between 3 - 12 months
Financial instruments - fair values and risk management
Contractual cash flows - non-derivative financial liabilities	722	437	453
Contractual cash flows - derivative financial liabilities	21,560
Between 1 - 5 years
Financial instruments - fair values and risk management
Contractual cash flows - non-derivative financial liabilities	111	437	1,176
Contractual cash flows - derivative financial liabilities	9,115	40,510	22,029
Lease liabilities
Financial instruments - fair values and risk management
Carrying amounts - non-derivative financial liabilities	881	1,187	1,934
Contractual cash flows - non-derivative financial liabilities	894	1,183	1,942
Lease liabilities | 3 months or less
Financial instruments - fair values and risk management
Contractual cash flows - non-derivative financial liabilities	61	309	313
Lease liabilities | Between 3 - 12 months
Financial instruments - fair values and risk management
Contractual cash flows - non-derivative financial liabilities	722	437	453
Lease liabilities | Between 1 - 5 years
Financial instruments - fair values and risk management
Contractual cash flows - non-derivative financial liabilities	111	437	1,176
Trade and other payables
Financial instruments - fair values and risk management
Carrying amounts - non-derivative financial liabilities	28,253	30,521	26,573
Contractual cash flows - non-derivative financial liabilities	28,253	30,521	26,573
Trade and other payables | 3 months or less
Financial instruments - fair values and risk management
Contractual cash flows - non-derivative financial liabilities	28,253	30,521	26,573
Share Warrant Obligations
Financial instruments - fair values and risk management
Carrying amounts - derivative financial liabilities	2,430	13,035	22,029
Contractual cash flows - derivative financial liabilities		13,035
Share Warrant Obligations | Between 1 - 5 years
Financial instruments - fair values and risk management
Contractual cash flows - derivative financial liabilities	2,430	13,035	$ 22,029
Put option liability
Financial instruments - fair values and risk management
Carrying amounts - derivative financial liabilities	28,245	27,475
Put option liability | Between 3 - 12 months
Financial instruments - fair values and risk management
Contractual cash flows - derivative financial liabilities	21,560
Put option liability | Between 1 - 5 years
Financial instruments - fair values and risk management
Contractual cash flows - derivative financial liabilities	$ 6,685	$ 27,475